INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 195,535		¥ 190,854		$ 28,086
Less: accumulated amortization	(73,948)		(47,044)		(10,621)
Intangible Assets, net	121,587		143,810		17,465
Amortization expense of intangible assets	26,904	$ 3,864	24,473	¥ 16,342
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	10,449		10,449		1,501
Brand name
INTANGIBLE ASSETS, NET
Intangible assets, gross	116,600		116,600		16,748
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	61,027		56,346		8,765
Domain name
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,329		1,329		191
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 6,130		¥ 6,130		$ 881